Note 22 - Capital Management (Tables)	12 Months Ended
Oct. 31, 2021
Statement Line Items [Line Items]
Disclosure of regulatory capital and capital ratios [text block]
(thousands of Canadian dollars)

	2021	2021	2020
	"Transitional"	"All in"	"All in"

Common Equity Tier 1 (CET1) capital
Directly issued qualifying common share capital	$227,819	$227,819	$152,757
Retained earnings	90,644	90,644	73,194
Accumulated other comprehensive income	(4)	(4)	-
CET1 before regulatory adjustments	318,459	318,459	225,951
Regulatory adjustments applied to CET1	(12,751)	(12,751)	(6,592)
Common Equity Tier 1 capital	$305,708	$305,708	$219,359

Additional Tier 1 capital
Directly issued qualifying Additional Tier 1 instruments	$13,647	$13,647	$29,337
Total Tier 1 capital	$319,355	$319,355	$248,696

Tier 2 capital
Directly issued capital instruments	$97,910	$97,910	$5,000
Tier 2 capital before regulatory adjustments	97,910	97,910	5,000
Eligible stage 1 and stage 2 allowance	1,453	1,453	1,775
Total Tier 2 capital	$99,363	$99,363	$6,775
Total regulatory capital	$418,718	$418,718	$255,471
Total risk-weighted assets	$2,013,544	$2,013,544	$1,580,939
Capital ratios
CET1 capital ratio	15.18%	15.18%	13.88%
Tier 1 capital ratio	15.86%	15.86%	15.73%
Total capital ratio	20.80%	20.80%	16.16%
(thousands of Canadian dollars)
	2021	2021	2020
	"Transitional"	"All-in"	"All-in"

On-balance sheet assets	$2,415,086	$2,415,086	$1,943,885
Asset amounts adjusted in determining the Basel III
Tier 1 capital	(12,751)	(12,751)	(6,592)
Total on-balance sheet exposures	2,402,335	2,402,335	1,937,293

Off-balance sheet exposure at gross notional amount	$342,710	$342,710	$289,008
Adjustments for conversion to credit equivalent amount	(210,065)	(210,065)	(186,524)
Off-balance sheet exposures	132,645	132,645	102,484

Tier 1 capital	319,355	319,355	248,696
Total exposures	2,534,980	2,534,980	2,039,777

Leverage ratio	12.60%	12.60%	12.19%